INVESTMENTS IN EQUITY AND COST INVESTEES (Details) (USD $)				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Apr. 30, 2013 Southcon Development Sdn Bhd [Member]	Jun. 30, 2013 Equity Method Investments [Member]	Jun. 30, 2012 Equity Method Investments [Member]	Jun. 30, 2013 Equity Method Investments [Member] China Techenergy Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] China Techenergy Co Ltd [Member]	Jun. 30, 2013 Equity Method Investments [Member] Beijing Hollysys Electric Motor Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] Beijing Hollysys Electric Motor Co Ltd [Member]	Jun. 30, 2013 Equity Method Investments [Member] Beijing Ipe Biotechnology Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] Beijing Ipe Biotechnology Co Ltd [Member]	Jun. 30, 2013 Equity Method Investments [Member] New Huake Electric Technology Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] New Huake Electric Technology Co Ltd [Member]	Jun. 30, 2013 Equity Method Investments [Member] Beijing Hollysys Machine Automation Co Ltd [Member]	Jun. 30, 2012 Equity Method Investments [Member] Beijing Hollysys Machine Automation Co Ltd [Member]	Jun. 30, 2013 Equity Method Investments [Member] Southcon Development Sdn Bhd [Member]	Jun. 30, 2013 Cost-method Investments [Member]	Jun. 30, 2012 Cost-method Investments [Member]	Jun. 30, 2013 Cost-method Investments [Member] Shenhua Hollysys Information Technology Co Ltd [Member]	Jun. 30, 2012 Cost-method Investments [Member] Shenhua Hollysys Information Technology Co Ltd [Member]	Jun. 30, 2013 Cost-method Investments [Member] Zhongjijing Investment Consulting Co Ltd [Member]	Jun. 30, 2012 Cost-method Investments [Member] Zhongjijing Investment Consulting Co Ltd [Member]	Jun. 30, 2013 Cost-method Investments [Member] Heilongjiang Ruixing Technology Co Ltd [Member]	Jun. 30, 2012 Cost-method Investments [Member] Heilongjiang Ruixing Technology Co Ltd [Member]	Jun. 30, 2013 Cost-method Investments [Member] Zhejiang Sanxin Engineering Co Ltd [Member]	Jun. 30, 2012 Cost-method Investments [Member] Zhejiang Sanxin Engineering Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)			30.00%			40.00%	40.00%	40.00%	40.00%	23.39%	23.39%	37.50%	37.50%	30.00%	30.00%	30.00%
Long-term investment,at cost, less impairment				$ 9,291,241	$ 8,799,902	$ 5,826,468	$ 5,691,790	$ 857,161	$ 837,348	$ 1,596,186	$ 1,559,290	$ 242,770	$ 237,158	$ 485,539	$ 474,316	$ 283,117
Share of undistributed profits				6,724,777	4,234,417	2,917,828	943,733	2,863,374	2,421,214	1,666,155	1,354,973	(242,770)	(237,158)	(450,675)	(248,345)	(29,135)
Advances to investee company				47,713	46,610	47,713	46,610
Total	16,063,731	13,080,929		16,063,731	13,080,929	8,792,009	6,682,133	3,720,535	3,258,562	3,262,341	2,914,263	0	0	34,864	225,971	253,982
Interest held (in percentage)																			20.00%	20.00%	5.00%	5.00%	8.31%	8.31%	6.00%	6.00%
Long-term investment, at cost, less impairment																	3,715,808	2,996,638	1,541,005	1,505,385	323,693	316,211	1,754,003	1,080,179	97,107	94,863
Total	$ 3,715,808	$ 2,996,638															$ 3,715,808	$ 2,996,638	$ 1,541,005	$ 1,505,385	$ 323,693	$ 316,211	$ 1,754,003	$ 1,080,179	$ 97,107	$ 94,863